UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Tidal ETF Trust
898 N. Broadway, Suite 2
Massapequa, New York 11758
 (Name and address of agent for service)

(844) 986-7676
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

Item 1. Schedule of Investments.

AWARE ULTRA-SHORT DURATION ENHANCED INCOME ETF

SCHEDULE OF INVESTMENTS at February 28, 2019 (Unaudited)

Principal Amount		Value
ASSET BACKED SECURITIES: 8.8%
	Carlyle US CLO 2017-2, Ltd.
$532,000	3.981% (3 Month LIBOR USD + 1.220%), 7/21/31 [1]	$530,576
	Dryden 50 Senior Loan Fund
535,000	4.007% (3 Month LIBOR USD + 1.220%), 7/15/30 [1]	531,790
	Edsouth Indenture No 5, LLC
169,266	3.190% (1 Month LIBOR USD + 0.700%), 2/25/39 [1]	169,940
	Invitation Homes 2018-SFR1 Trust
250,000	3.431% (1 Month LIBOR USD + 0.950%), 3/19/37 [1]	247,234
	Invitation Homes 2018-SFR2 Trust
1,357,657	3.389% (1 Month LIBOR USD + 0.900%), 6/18/37 [1]	1,357,722
	Invitation Homes 2018-SFR4 Trust
750,000	3.731% (1 Month LIBOR USD + 1.250%), 1/17/38 [1]	752,888
	Nelnet Student Loan Trust 2018-1
640,000	3.250% (1 Month LIBOR USD + 0.760%), 5/25/66 [1]	636,576
	Palmer Square CLO 2013-2, Ltd.
610,000	4.523% (3 Month LIBOR USD + 1.750%), 10/17/31 [1]	604,169
	Towd Point Mortgage Trust 2017-5
350,062	3.090% (1 Month LIBOR USD + 0.600%), 2/26/57 [1]	348,983
TOTAL ASSET BACKED SECURITIES
(Cost $5,171,509)		5,179,878

COLLATERALIZED LOAN OBLIGATIONS: 3.8%
	TICP CLO VII, Ltd.
270,000	4.017% (3 Month LIBOR USD + 1.230%), 7/15/29 [1]	269,735
	Tralee CLO IV, Ltd.
1,287,000	3.951% (3 Month LIBOR USD + 1.190%), 1/20/30 [1]	1,280,250
475,000	4.411% (3 Month LIBOR USD + 1.650%), 1/20/30 [1]	466,489
	Vibrant CLO VIII, Ltd.
250,000	4.011% (3 Month LIBOR USD + 1.250%), 1/20/31 [1]	244,736
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $2,256,395)		2,261,210

CORPORATE BONDS: 61.4%
Aerospace & Defense: 0.4%
	Harris Corp.
250,000	3.231% (3 Month LIBOR USD + 0.480%), 4/30/20 [1]	250,048

Auto Manufacturers: 10.3%
	Ford Motor Credit Co., LLC
1,100,000	2.681%, 1/9/20	1,091,636
1,800,000	3.797% (3 Month LIBOR USD + 1.000%), 1/9/20 [1]	1,797,253
	General Motors Financial Co., Inc.
475,000	4.347% (3 Month LIBOR USD + 1.560%), 1/15/20 [1]	477,497
	Harley-Davidson Financial Services, Inc.
590,000	2.400%, 6/15/20	579,673
	Nissan Motor Acceptance Corp.
1,000,000	2.125%, 3/3/20	988,592
650,000	2.150%, 7/13/20	638,210
	Volkswagen Group of America Finance, LLC
490,000	2.400%, 5/22/20	485,240
		6,058,101
Banks: 20.9%
	Barclays Bank PLC
512,000	3.389% (3 Month LIBOR USD + 0.650%), 8/7/20 [1]	511,681
	Barclays PLC
1,000,000	2.750%, 11/8/19	997,806
725,000	2.875%, 6/8/20	720,732
	Citizens Bank NA
150,000	2.250%, 3/2/20	148,914
250,000	2.250%, 10/30/20	246,496
	Credit Suisse Group Funding Guernsey, Ltd.
500,000	3.125%, 12/10/20	499,408
	The Goldman Sachs Group, Inc.
640,000	2.600%, 12/27/20	634,509
	HSBC Bank USA NA
500,000	4.875%, 8/24/20	513,192
	HSBC Holdings PLC
750,000	3.283% (3 Month LIBOR USD + 0.600%), 5/18/21 [1]	749,477
	The Huntington National Bank
675,000	2.875%, 8/20/20	673,819
	JPMorgan Chase & Co.
1,525,000	2.550%, 10/29/20	1,515,902
1,000,000	3.866% (3 Month LIBOR USD + 1.100%), 6/7/21 [1]	1,012,831
	JPMorgan Chase Bank NA
500,000	2.604% (3 Month LIBOR USD + 0.280%), 2/1/21 [1,2]	498,099
	Mizuho Financial Group, Inc.
1,000,000	3.919% (3 Month LIBOR USD + 1.140%), 9/13/21 [1]	1,011,548
	PNC Bank NA
750,000	2.450%, 11/5/20	743,905
	UBS AG
805,000	2.450%, 12/1/20	796,630
	UBS Group Funding Switzerland AG
450,000	4.264% (3 Month LIBOR USD + 1.440%), 9/24/20 [1]	456,118
	Wells Fargo Bank NA
600,000	3.325% (3 Month LIBOR USD + 0.490%), 7/23/21 [1,2]	601,816
		12,332,883

Beverages: 1.5%
	Constellation Brands, Inc.
915,000	2.250%, 11/6/20	900,814

Diversified Financial Services: 6.0%
	AIG Global Funding
1,960,000	2.150%, 7/2/20	1,938,221
	Capital One Financial Corp.
875,000	2.400%, 10/30/20	865,002
	GE Capital International Funding Co. Unlimited Co.
750,000	2.342%, 11/15/20	737,791
		3,541,014
Forest Products & Paper: 1.0%
	Georgia-Pacific, LLC
550,000	5.400%, 11/1/20	570,234

Healthcare Services: 1.6%
	Anthem, Inc.
960,000	2.500%, 11/21/20	951,628

Insurance: 5.9%
	Metropolitan Life Global Funding I
300,000	2.950% (SOFR + 0.570%), 9/7/20 [1]	299,953
	Protective Life Global Funding
3,230,000	2.700%, 11/25/20	3,206,007
		3,505,960
Media: 1.4%
	Discovery Communications, LLC
850,000	2.800%, 6/15/20	843,053

Miscellaneous Manufacturers: 2.9%
	General Electric Co.
400,000	2.100%, 12/11/19	396,922
325,000	5.500%, 1/8/20	331,445
1,000,000	2.200%, 1/9/20	992,551
		1,720,918
Oil & Gas: 0.4%
	Phillips 66
250,000	3.537% (3 Month LIBOR USD + 0.750%), 4/15/20 [1]	250,127

Oil & Gas Services: 2.5%
	Schlumberger Holdings Corp.
1,450,000	3.000%, 12/21/20	1,445,818

Pharmaceuticals: 2.8%
	Bayer US Finance, LLC
790,000	2.375%, 10/8/19	786,585
	CVS Health Corp.
840,000	2.800%, 7/20/20	836,107
		1,622,692
Pipelines: 1.2%
	Spectra Energy Partners LP
725,000	3.451% (3 Month LIBOR USD + 0.700%), 6/5/20 [1]	721,281

Real Estate Investment Trusts (REITs): 1.5%
	American Tower Corp.
350,000	2.800%, 6/1/20	348,720
	Senior Housing Properties Trust
500,000	6.750%, 4/15/20	507,774
		856,494
Software: 0.4%
	VMware, Inc.
230,000	2.300%, 8/21/20	227,286

Trucking & Leasing: 0.7%
	Penske Truck Leasing Co. LP / PTL Finance Corp.
230,000	3.050%, 1/9/20	229,470
200,000	3.200%, 7/15/20	199,904
		429,374
TOTAL CORPORATE BONDS
(Cost $36,214,553)		36,227,725

FOREIGN GOVERNMENT AGENCY OBLIGATIONS - 1.7%
	Kommunalbanken AS
1,000,000	1.500%, 10/22/19	992,891
TOTAL FOREIGN GOVERNMENT AGENCY OBLIGATIONS
(Cost $992,561)		992,891

MORTGAGE BACKED SECURITIES: 6.7%
	Atrium Hotel Portfolio Trust 2017-ATRM
1,000,000	3.419% (1 Month LIBOR USD + 0.930%), 11/15/19 [1]	996,539
795,000	3.989% (1 Month LIBOR USD + 1.500%), 12/15/36 [1]	793,291
	BX Trust 2017-SLCT
170,000	3.689% (1 Month LIBOR USD + 1.200%), 7/17/34 [1]	169,654
	Fannie Mae REMICS
194,914	2.930% (1 Month LIBOR USD + 0.440%), 9/25/36 [1]	195,579
	Freddie Mac REMICS
1,007,446	2.889% (1 Month LIBOR USD + 0.400%), 1/15/44 [1]	1,000,685
	FREMF 2017-KT01 Multifamily Aggregation Risk Transfer Trust
300,000	2.801% (1 Month LIBOR USD + 0.320%), 2/25/20 [1]	300,074
	JP Morgan Mortgage Trust 2019-1
495,738	3.440% (1 Month LIBOR USD + 0.950%), 5/25/49 [1]	492,858
TOTAL MORTGAGE BACKED SECURITIES
(Cost $3,942,723)		3,948,680

UNITED STATES TREASURY OBLIGATIONS - 16.3%
United States Treasury Bills: 10.1%
1,100,000	2.362%, 3/1/19 [3,4]	1,100,000
1,000,000	2.383%, 3/28/19 [3,4]	998,228
2,000,000	2.382%, 4/2/19 [3,4]	1,995,718
975,000	2.389%, 5/30/19 [3,4]	969,168
900,000	2.475%, 8/22/19 [3,4]	889,430
		5,952,544
United States Treasury Notes: 6.2%
500,000	1.250%, 5/31/19	498,477
2,000,000	1.625%, 6/30/19	1,994,219
1,200,000	1.000%, 8/31/19	1,190,859
		3,683,555
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $9,636,451)		9,636,099

Shares
MONEY MARKET FUNDS: 8.5%
4,998,769	First American Treasury Obligations Fund, Class X, 2.320% [5]	4,998,769
TOTAL MONEY MARKET FUNDS
(Cost $4,998,769)		4,998,769

TOTAL INVESTMENTS IN SECURITIES: 107.2%
(Cost $63,212,961)		63,245,252
Liabilities in Excess of Other Assets: (7.2)%		(4,225,597)
TOTAL NET ASSETS: 100.0%		$59,019,655

LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
USD - United States Dollar

[1]	Variable rate security; rate shown is the rate in effect on February 28, 2019. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[2]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on February 28, 2019. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[3]	Rate represents the yield to maturity from the purchase price.
[4]	Zero coupon security.
[5]	The rate quoted is the annualized seven-day effective yield as of February 28, 2019.

Summary of Fair Value Exposure at February 28, 2019 (Unaudited)

The Aware Ultra-Short Duration Enhanced Income ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2019.

Description	Level 1	Level 2	Level 3	Total

Asset Backed Securities	$-	$5,179,878	$-	$5,179,878
Collateralized Loan Obligations	-	2,261,210	-	2,261,210
Corporate Bonds [1]	-	36,227,725	-	36,227,725
Foreign Government Agency Obligations	-	992,891	-	992,891
Mortgage Backed Securities	-	3,948,680	-	3,948,680
United States Treasury Obligations	-	9,636,099	-	9,636,099
Money Market Funds	4,998,769	-	-	4,998,769
Total Investments in Securities	$4,998,769	$58,246,483	$-	$63,245,252

[1] See Schedule of Investments for industry breakouts.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Tidal ETF Trust

By (Signature and Title)           /s/ Eric W. Falkeis
   Eric W. Falkeis, President/Principal Executive Officer

Date         04/17/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Eric W. Falkeis
 Eric W. Falkeis, President/Principal Executive Officer

Date         04/17/19

By (Signature and Title)*           /s/ Daniel Carlson
 Daniel Carlson, Treasurer/Principal Financial Officer

Date         04/17/19

* Print the name and title of each signing officer under his or her signature.